Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (6,546)	$ (1,227)	$ (16,492)	$ 3,273	$ (10,258)	$ (15,041)	$ (14,712)
Income tax expense (benefit) at federal statutory rate					(3,590)	(5,264)	(5,149)
Net loss prior to transaction					(1,545)	5,264	5,149
Net loss before income taxes attributable to noncontrolling interest					6,584	0	0
State income taxes, net of federal benefit					153	148	108
Nondeductible expenses					88	0	0
Effect of change in federal statutory rate					1,941	0	0
Change in valuation allowance					(1,941)	0	0
Income tax expense	$ (15,210)	$ 187	$ (17,400)	$ 273	$ 1,690	$ 148	$ 108